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Colonial Mutual Funds
One Financial Center
Boston, Massachusetts
02111-2621








December 28, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Colonial Trust II (Trust)
    Colonial Money Market Fund
    File Nos. 811-3009 & 2-66976

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Fund's Prospectus and Statement of Additional Information dated December 22, 1998, relating to the Fund's offer to acquire the assets and liabilities of SoGen Money Fund does not differ from that contained in Pre-Effective Amendment No. 1 (Amendment) to the Trust's Registration Statement on Form N-14. The Amendment was filed electronically on December 17, 1998 (accession number 0000021847-98-000177) The Fund's
Prospectus and Statement of Additional Information dated October 30, 1998, which are also being mailed to shareholders of the SoGen Money Fund, was previously filed with electronically (accession number 0000021847-98-000125).

Pursuant to Rule 14a-6(j) of the Securities Exchange Act of 1934, the form of proxy being furnished to shareholders of the SoGen
Money Fund is included with the prospectus referenced above.

Very truly yours,

COLONIAL TRUST II
 on behalf of Colonial Money Market Fund


By:_________________________________
  Suzan M. Barron
  Assistant Secretary